Property, plant and equipment - Disclosure of changes in other assets segregated between owned assets (in use) and assets related to operating leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	€ 45,011
Property, plant and equipment at end of period	42,958	€ 45,011
Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	45,011
Property, plant and equipment at end of period	42,958	45,011
Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	11,163
Property, plant and equipment at end of period	14,512	11,163
Other assets | Assets subject to operating leases | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	10,077
Property, plant and equipment at end of period	13,254	10,077
Other assets | Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	1,086
Property, plant and equipment at end of period	1,258	1,086
Gross amount | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	87,172	76,277
Additions	13,245	12,478
Divestitures and disposals	(3,722)	(2,710)
Transfer to Assets held for sale	(50)	(110)
Translation differences	(4,516)	1,298
Change in the scope of consolidation	11	219
Other changes	(1,198)	(280)
Property, plant and equipment at end of period	91,042	87,172
Gross amount | Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	14,001	8,445
Additions	9,010	5,805
Divestitures and disposals	(2,256)	(609)
Transfer to Assets held for sale	(1)	(2)
Translation differences	(1,225)	382
Change in the scope of consolidation	10	207
Other changes	(813)	(227)
Property, plant and equipment at end of period	18,728	14,001
Gross amount | Other assets | Assets subject to operating leases | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	11,208	6,218
Additions	8,390	5,201
Divestitures and disposals	(1,832)	(304)
Transfer to Assets held for sale	0	0
Translation differences	(1,053)	310
Change in the scope of consolidation	1	64
Other changes	(1,654)	(281)
Property, plant and equipment at end of period	15,060	11,208
Gross amount | Other assets | Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	2,793	2,227
Additions	620	604
Divestitures and disposals	(424)	(305)
Transfer to Assets held for sale	(1)	(2)
Translation differences	(172)	72
Change in the scope of consolidation	9	143
Other changes	841	54
Property, plant and equipment at end of period	3,668	2,793
Accumulated amortization and impairment losses | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	(42,161)	(38,590)
Divestitures and disposals	1,885	2,174
Transfer to Assets held for sale	(29)	39
Translation differences	1,301	(304)
Change in the scope of consolidation	3	70
Other changes	3	179
Depreciation	5,813	5,360
Impairment losses and asset write offs	3,273	369
Property, plant and equipment at end of period	(48,084)	(42,161)
Accumulated amortization and impairment losses | Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	(2,838)	(2,082)
Divestitures and disposals	539	305
Transfer to Assets held for sale	0	1
Translation differences	204	(70)
Change in the scope of consolidation	1	(49)
Other changes	(224)	43
Depreciation	1,855	986
Impairment losses and asset write offs	43	0
Property, plant and equipment at end of period	(4,216)	(2,838)
Accumulated amortization and impairment losses | Other assets | Assets subject to operating leases | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	(1,131)	(624)
Divestitures and disposals	146	18
Transfer to Assets held for sale		0
Translation differences	96	(26)
Change in the scope of consolidation	0	(26)
Other changes	376	31
Depreciation	1,293	504
Impairment losses and asset write offs	0
Property, plant and equipment at end of period	(1,806)	(1,131)
Accumulated amortization and impairment losses | Other assets | Other assets | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]
Property, plant and equipment at beginning of period	(1,707)	(1,458)
Divestitures and disposals	393	287
Transfer to Assets held for sale		1
Translation differences	108	(44)
Change in the scope of consolidation	1	(23)
Other changes	(600)	12
Depreciation	562	482
Impairment losses and asset write offs	43
Property, plant and equipment at end of period	€ (2,410)	€ (1,707)